Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet - Monte Carlo Simulation Model [Member] - shares	2 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended	12 Months Ended
	Apr. 06, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 03, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet [Line Items]
Common stock price (in Shares)			0.0002			0.0002	0.0061
Expected volatility	322.00%	349.98%	227.38%	177.10%	312.00%	227.88%	34.35%
Expected term	2 years	2 months 4 days	1 year 8 months 1 day	2 years	1 year 9 months 7 days	5 months 4 days	1 year 5 months 4 days
Risk free rate	0.16%	0.01%	0.12%	0.12%	0.21%	0.19%	1.59%
Forfeiture rate	0.00%				0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%